SUPPLEMENTAL CASH FLOW INFORMATION - Summary of non-cash investing activities (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SUPPLEMENTAL CASH FLOW INFORMATION
Acquisition of property and equipment - Credited to trade payables	Rp 3,905	Rp 4,662	Rp 5,723
Acquisition of property and equipment - Borrowing cost capitalization	124	79	52
Addition of right-of-use assets - Credited to lease liabilities (Note 13)	10,407	10,006	4,234
Acquisition of intangible assets: Credited to trade payables	Rp 479	Rp 258	Rp 501